Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Gas Balancing Service Charges	The following table shows the amounts Washington Gas charged WGL Energy Services for balancing services.

Washington Gas - Gas Balancing Service Charges
	Calendar Year Ended December 31,	Three Month Ended December 31,	Fiscal Years Ended September 30,
(In millions)	2019	2018	2018	2017
Gas balancing service charge	$20.0	$4.6	$18.5	$23.6